Condensed Statements of Operations (Parentheticals) - Class A Common Stock - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted weighted average shares outstanding	1,687,664	27,600,000	1,693,912	27,600,000	27,454,165	26,087,671
Diluted net income (loss) per share	$ (0.03)	$ 0.03	$ (0.06)	$ 0.21	$ 0.32	$ 0.36